UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / SEPTEMBER 30, 2009

Legg Mason Western Asset Pennsylvania Municipals Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks as high a level of income exempt from regular federal income tax and Pennsylvania personal income taxes* as is consistent with prudent investing.

Fund name change

Prior to October 5, 2009, the Fund was known as Legg Mason Partners Pennsylvania Municipals Fund. There was no change in the Fund’s investment objective or investment policies as a result of the name change.

*	Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

While the U.S. economy was weak during the first half of the six-month reporting period ended September 30, 2009, the lengthiest recession since the Great Depression finally appeared to have ended during the second half of the period.

Looking back, the U.S. Department of Commerce reported that fourth quarter 2008 U.S. gross domestic product (“GDP”)i contracted 5.4%. Economic weakness accelerated during the first quarter of 2009, as GDP fell 6.4%. However, the economic environment started to get relatively better during the second quarter, as GDP fell 0.7%. The economy’s more modest contraction was due, in part, to smaller declines in both exports and business spending. After contracting four consecutive quarters, the Commerce Department’s advance estimate for third quarter 2009 GDP growth was 3.5%. A variety of factors helped the economy to expand, including the government’s $787 billion stimulus program and its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales.

Even before GDP advanced in the third quarter, there were signs that the economy was starting to regain its footing. As an example, the manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.9 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). While the PMI dipped to 52.6 in September, thirteen of the eighteen manufacturing industries the PMI tracks expanded during the month. In contrast, only eleven industries expanded in August.

The long-ailing housing market also saw some improvement during the reporting period. According to its most recent data, the S&P/Case-Shiller Home Price Indexiii indicated that home prices rose 1.6% in July 2009 versus the prior month. This marked the third straight monthly gain. In addition, the National Association of Realtors’ Pending Home Sales Indexiv rose 6.4% in August, the seventh consecutive monthly increase.

One area that remained weak — and could hamper the pace of economic recovery — was the labor market. While monthly job losses have moderated

Legg Mason Western Asset Pennsylvania Municipals Fund	I

Letter from the chairman continued

compared to earlier in the year, the unemployment rate rose to 9.8% in September 2009, its highest level in twenty-six years. Since December 2007, more than seven million jobs have been shed and there have been twenty-one consecutive months of job losses.

The Federal Reserve Board (“Fed”)v continued to pursue an accommodative monetary policy during the reporting period. After reducing the federal funds ratevi from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its September 2009 meeting, the Fed said that it “will continue to employ a wide range of tools to promote economic recovery and to preserve price stability. The Committee will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” that were triggered by the fallout from last year’s financial crisis. After starting the period at 0.81% and 2.71%, respectively, two- and ten-year Treasury yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 0.95% and 3.31%, respectively. Over the six months ended September 30, 2009, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program. In a reversal from 2008, investor risk aversion faded during the six-month reporting period, driving spread sector (non-Treasury) prices higher.

The municipal bond market outperformed its taxable bond counterpart over the six months ended September 30, 2009. Over that period, the Barclays Capital Municipal Bond Indexvii and the Barclays Capital U.S. Aggregate Indexviii returned 9.38% and 5.59%, respectively. Municipal securities outperformed the taxable market during five of the six months of the reporting period, as demand for tax-free bonds remained robust and new issuance was muted.

II	Legg Mason Western Asset Pennsylvania Municipals Fund

Performance review

For the six months ended September 30, 2009, Class A shares of Legg Mason Western Asset Pennsylvania Municipals Fund, excluding sales charges, returned 8.38%. The Fund’s unmanaged benchmark, the Barclays Capital Pennsylvania Municipal Bond Indexix, returned 7.30% for the same period. The Lipper Pennsylvania Municipal Debt Funds Category Average1 returned 12.89% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of September 30, 2009 (excluding sales charges) (unaudited)
6 MONTHS (not annualized)
Pennsylvania Municipals Fund — Class A Shares	8.38%
Barclays Capital Pennsylvania Municipal Bond Index	7.30%
Lipper Pennsylvania Municipal Debt Funds Category Average[1]	12.89%
The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.
Excluding sales charges, Class B shares returned 8.09%, Class C shares returned 8.10% and Class I shares returned 8.43% over the six months ended September 30, 2009. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower.
Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.
The 30-Day SEC Yields for the period ended September 30, 2009 for Class A, B, C and I shares were 3.79%, 3.43%, 3.40% and 3.91%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, B, C and I shares would have been 3.79%, 3.43%, 3.40% and 3.84%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.
TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated July 29, 2009, the gross total operating expense ratios for Class A, Class B, Class C and Class I shares were 0.70%, 1.31%, 1.26% and 0.71%, respectively.
Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended September 30, 2009, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 57 funds in the Fund’s Lipper category, excluding sales charges.

Legg Mason Western Asset Pennsylvania Municipals Fund	III

Letter from the chairman continued

2009 Lipper Fund Award Recipient

In the category of Pennsylvania Municipal Debt Funds, Legg Mason Western Asset Pennsylvania Municipals Fund (Class A) was named Best Individual Fund among forty-eight Pennsylvania Municipal Debt Funds for risk-adjusted performance for the three-year period ended December 31, 2008 at the 2009 Lipper Fund Awards.* This is the second year in a row that the Fund has earned Lipper’s Best Individual Fund in the stated Lipper category for the three-year time period.

The annual Lipper Fund Awards recognize funds that have been leaders in delivering consistently strong risk-adjusted performance, relative to their peers, for the three-, five- or ten-year time periods. All of us at Legg Mason are very proud of this award and the Western Asset Management Company portfolio management team that received this honor, particularly at a time of tremendous market challenges.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

*	The 2009 Lipper Fund Awards winners are selected using the Lipper Leader rating for consistent returns for funds with at least thirty-six months of performance history as of the end of the evaluation year. Awards are presented for the highest Lipper Leader for Consistent Return within each eligible classification over three, five or ten years. Lipper ratings for Consistent Return reflect funds’ historical risk-adjusted returns, adjusted for volatility, relative to peers as of December 31, 2008. The ratings are subject to change every month, and are based on an equal-weighted average of percentile ranks for the Consistent Return metric over three-, five- and ten-year periods (if applicable). The 2009 awards incorporate risk-adjusted performance data as of December 31, 2008. A high Lipper rating does not necessarily imply that a fund had the best total performance or that the fund achieved positive results for that period. Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Past performance is no guarantee of future results.

IV	Legg Mason Western Asset Pennsylvania Municipals Fund

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles.

Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Information about your fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

October 30, 2009

Legg Mason Western Asset Pennsylvania Municipals Fund	V

Letter from the chairman continued

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. Lower-rated, high-yielding bonds are subject to greater credit risk, including the risk of default, than higher-rated obligations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Pending Home Sales Index is an index created by the National Association of Realtors that tracks homes sales in which a contract is signed but the sale has not yet closed. The Index is a leading indicator of future existing home sales as it typically takes four to six weeks to close a sale after a contract has been signed.

[v]

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

vi

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vii	The Barclays Capital Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays Capital Pennsylvania Municipal Bond Index is a market value weighted index of Pennsylvania investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

VI	Legg Mason Western Asset Pennsylvania Municipals Fund

Fund at a glance† (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments

†	The bar graphs above represent the composition of the Fund’s investments as of September 30, 2009 and March 31, 2009 and do not include derivatives. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on April 1, 2009 and held for the six months ended September 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	8.38%	$1,000.00	$1,083.80	0.67%	$3.50
Class B	8.09	1,000.00	1,080.90	1.24	6.47
Class C	8.10	1,000.00	1,081.00	1.23	6.42
Class I	8.43	1,000.00	1,084.30	0.58	3.03

[1]	For the six months ended September 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.71	0.67%	$3.40
Class B	5.00	1,000.00	1,018.85	1.24	6.28
Class C	5.00	1,000.00	1,018.90	1.23	6.23
Class I	5.00	1,000.00	1,022.16	0.58	2.94

[1]	For the six months ended September 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	3

Schedule of investments (unaudited)

September 30, 2009

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 90.1%
	Education — 18.0%
$7,500,000	Adams County, PA, IDA Revenue, Gettysburg College, 5.875% due 8/15/21	$7,918,425
1,190,000	Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, 5.250% due 3/1/32	1,214,978
1,210,000	Cumberland County, PA, Municipal Authority College Revenue, AICUP Financing Program, Dickinson College, 5.000% due 11/1/39	1,224,375
1,000,000	Delaware County, PA, Authority College Revenue, Neumann College, 6.000% due 10/1/31	1,008,540
	Lehigh County, PA, General Purpose Authority Revenues, Muhlenberg College Project:
1,000,000	5.000% due 2/1/29	1,049,320
1,075,000	5.250% due 2/1/34	1,130,750
3,615,000	5.250% due 2/1/39	3,788,484
	Lycoming County, PA, Authority College Revenue, Pennsylvania College of Technology, AMBAC:
1,000,000	5.125% due 5/1/22	960,110
1,000,000	5.375% due 7/1/30	978,510
1,000,000	5.250% due 5/1/32	912,470
8,000,000	Pennsylvania State, Public School Building Authority Community College Revenue, Community College of Philadelphia Project, 6.000% due 6/15/28	8,662,960
	Pennsylvania State Higher EFA Revenue:
2,000,000	Bryn Mawr College, AMBAC, 5.125% due 12/1/29	2,023,560
1,000,000	Clarion University Foundation Inc., XLCA, 5.250% due 7/1/18	935,260
3,000,000	Widener University, 5.000% due 7/15/20	2,997,300
1,000,000	Pennsylvania State University, Refunding, 5.250% due 3/1/18	1,091,960
2,000,000	Snyder County, PA, Higher Education Authority University Revenue, Susquehanna University Project, 5.000% due 1/1/38	2,052,540
1,250,000	State Public School Building Authority, College Revenue, Delaware County Community College Project, FSA, 5.000% due 10/1/27	1,357,962
2,000,000	Swarthmore Boro Authority, PA, College Revenue, 5.250% due 9/15/20	2,142,220
	Total Education	41,449,724
	Health Care — 11.4%
	Allegheny County, PA, Hospital Development Authority Revenue, Health Center-UPMC Health, NATL:
1,000,000	6.000% due 7/1/24	1,124,520
2,250,000	6.000% due 7/1/26	2,546,865
2,000,000	Centre County, PA, Hospital Authority Revenue, Mount Nittany Medical Center Project, Assured Guaranty, 6.125% due 11/15/39	2,100,260

See Notes to Financial Statements.

4	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Health Care — 11.4% continued
$1,255,000	Grove City, PA, Area Hospital Authority Revenue, Woodland Place Project, FGIC, 5.500% due 3/1/25	$1,257,723
	Lancaster County, PA, Hospital Authority Revenue:
1,100,000	Health Center, Willow Valley Retirement Project, 5.875% due 6/1/31	1,103,311
5,195,000	Health Systems, Lancaster General Hospital, 5.000% due 3/15/31	5,344,408
500,000	Lebanon County, PA, Health Facilities Authority Revenue, Good Samaritan Hospital Project, 6.000% due 11/15/35	469,925
1,265,000	Mckean County, PA, Hospital Authority Revenue, Bradford Hospital Project, ACA, 5.000% due 10/1/18	1,066,003
3,000,000	Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center, 5.125% due 1/1/37	2,797,830
715,000	Montgomery County, PA, IDA, Retirement Community Revenue, Acts Retirement-Life Communities Inc., 6.250% due 11/15/29	753,846
1,000,000	Northampton County, PA, IDA Revenue, Mortgage Moravian Hall Square Project, Radian, 5.500% due 7/1/19	969,150
4,000,000	Pennsylvania Economic Development Financing Authority, Health Systems Revenue, Albert Einstein Healthcare, 6.250% due 10/15/23	4,228,800
1,000,000	Pennsylvania State, Higher EFA Revenue, UPMC Health Systems, 6.000% due 1/15/31	1,030,820
525,000	Potter County, PA, Hospital Authority Revenue, Charles Cole Memorial Hospital, Radian, 6.050% due 8/1/24	525,415
1,075,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project, 6.700% due 5/1/24	1,074,903
	Total Health Care	26,393,779
	Housing — 2.8%
515,000	Allegheny County, PA, Residential Finance Authority Mortgage Revenue, Single-Family Mortgage, GNMA-Collateralized, 5.900% due 11/1/32(a)	519,383
6,000,000	Pennsylvania Housing Finance Agency, Single-Family Mortgage Revenue, 5.150% due 4/1/38(a)	5,929,260
	Total Housing	6,448,643
	Industrial Revenue — 1.8%
1,000,000	Delaware County, PA, IDA Revenue, Resources Recovery Facilities, 6.200% due 7/1/19	1,001,150
2,500,000	Pennsylvania State, IDA Revenue, Economic Development, 5.500% due 7/1/23	2,750,875
500,000	Philadelphia, PA, Authority for IDR, AMBAC, 5.250% due 7/1/31	479,325
	Total Industrial Revenue	4,231,350
	Leasing — 1.9%
1,000,000	Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, AMBAC, 5.500% due 8/1/28	1,108,440

See Notes to Financial Statements.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	5

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Leasing — 1.9% continued
$1,560,000	New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project, 6.500% due 6/1/25	$1,465,199
1,655,000	Pennsylvania State, Public School Building Authority, School Revenue, GO, York School District Project, FSA, 5.000% due 5/1/19	1,758,785
	Total Leasing	4,332,424
	Local General Obligation — 8.7%
1,000,000	Armstrong County, PA, GO, NATL, 5.400% due 6/1/31	1,009,690
825,000	Athens, PA, Area School District, GO, FGIC, 5.500% due 4/15/16	870,614
2,650,000	Delaware County, PA, GO, Refunding, 5.125% due 10/1/16	2,654,505
1,000,000	Greater Johnstown, PA, School District GO, NATL, 5.500% due 8/1/18	1,056,780
	Lackawanna County, PA, GO:
4,375,000	5.875% due 9/15/30	4,584,562
2,730,000	6.000% due 9/15/32	2,878,294
2,000,000	Lower Merion, PA, School District, GO, 5.000% due 5/15/17	2,202,100
2,000,000	Northeastern York, PA, School District, GO, FGIC, 5.000% due 4/1/30	2,130,980
500,000	Philadelphia, PA, School District, GO, Refunding, AMBAC, 5.000% due 8/1/17	533,740
2,000,000	Scranton, PA, School District, FSA, GO, 5.000% due 7/15/38	2,119,380
	Total Local General Obligation	20,040,645
	Power — 4.1%
3,920,000	Philadelphia, PA, Gas Works Revenue, General Ordinance, AMBAC, 5.000% due 10/1/18	4,103,848
5,000,000	Puerto Rico Electric Power Authority, Power Revenue, 5.250% due 7/1/25	5,350,150
	Total Power	9,453,998
	Pre-Refunded/Escrowed to Maturity — 20.5%
	Allegheny County, PA:
1,000,000	GO, FGIC, 5.250% due 11/1/21(b)	1,071,180
500,000	Redevelopment Authority, Tax Increment Revenue, Waterfront Project, 6.300% due 12/15/18(b)	539,015
845,000	Sanitation Authority Sewer Revenue, NATL, 5.500% due 12/1/30(b)	895,700
175,000	Athens, PA, Area School District, GO, FGIC, 5.500% due 4/15/16(b)	191,548
2,000,000	Bethlehem, PA, Area School District, GO, FGIC, 5.375% due 3/15/20(b)	2,209,220
1,660,000	Blue Mountain, PA, School District, GO, FSA, 5.500% due 10/1/18(b)	1,817,451
500,000	Butler County, PA, GO, FGIC, 5.250% due 7/15/23(b)	572,370
505,000	Cambria County, PA, Hospital Development Authority Revenue, Conemaugh Valley Memorial Hospital, 7.625% due 9/1/11(c)	543,319
1,930,000	Central Bucks, PA, School District, FGIC, 5.500% due 5/15/19(b)	2,151,680

See Notes to Financial Statements.

6	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pre-Refunded/Escrowed to Maturity — 20.5% continued
$1,000,000	Central Dauphin, PA, School District, GO, NATL, 6.000% due 2/1/18(b)	$1,231,070
1,280,000	Chester County, PA, GO, 5.000% due 9/1/15(b)	1,384,486
60,000	Coatesville, PA, Water Guaranteed Revenue, 6.250% due 10/15/13(c)	64,590
325,000	Conneaut, PA, School District GO, AMBAC, 9.500% due 5/1/12(c)	354,757
1,000,000	Dauphin County, PA, GO, AMBAC, 5.125% due 11/15/22(b)	1,070,930
570,000	Delaware River Joint Toll Bridge Commission, Bridge Revenue, 5.250% due 7/1/18(b)	651,670
1,000,000	Erie, PA, Sewer Authority Revenue, NATL, 6.000% due 6/1/21(b)	1,036,960
	Harrisburg, PA:
1,000,000	Authority Resource Recovery Facility Revenue, FSA, 5.500% due 9/1/25(b)	1,046,990
1,145,000	Redevelopment Authority, First Mortgage Office Building, 6.750% due 5/15/25(b)	1,278,713
80,000	Hopewell Township, PA, Special Obligation, 10.600% due 5/1/13(c)	89,577
1,650,000	Lancaster, PA, IDA Revenue, Garden Spot Village Project, 7.625% due 5/1/31(b)	1,734,529
1,000,000	Mifflin County, PA, Hospital Authority Revenue, Radian, 6.200% due 7/1/30(b)	1,075,800
1,000,000	Pennsylvania Convention Center Authority Revenue, FGIC, 6.000% due 9/1/19(c)	1,234,680
	Pennsylvania State:
1,000,000	GO, 5.250% due 2/1/19(b)	1,100,220
	Turnpike Commission:
1,500,000	AMBAC, 5.000% due 7/15/21(b)	1,630,245
	Oil Franchise Tax Revenue:
1,365,000	AMBAC, 5.250% due 12/1/16(c)	1,380,616
1,000,000	NATL, 5.250% due 12/1/17(b)	1,150,070
1,000,000	Registration Fee Revenue, AMBAC, 5.375% due 7/15/19(b)	1,093,440
	Philadelphia, PA:
1,000,000	Authority for Industrial Development, Lease Revenue, FSA, 5.500% due 10/1/19(b)	1,101,550
410,000	Gas Works Revenue, NATL, 7.000% due 5/15/20(c)	502,668
1,000,000	GO, FSA, 5.250% due 9/15/15(b)	1,064,670
	School District, GO:
1,700,000	FGIC, 5.625% due 8/1/15(b)	1,916,699
1,000,000	FSA, 5.500% due 2/1/31(b)	1,105,950
2,000,000	Water & Wastewater Revenue, FGIC, 5.375% due 11/1/20(b)	2,255,620
1,660,000	Pittsburgh, PA, GO, AMBAC, 5.250% due 9/1/22(b)	1,828,092
1,000,000	Plum Boro, PA, School District GO, FGIC, 5.250% due 9/15/30(b)	1,085,890

See Notes to Financial Statements.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	7

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pre-Refunded/Escrowed to Maturity — 20.5% continued
$1,000,000	St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East, 5.500% due 11/15/24(b)	$1,182,020
1,000,000	State Public School Building Authority, School Revenue, Lease Daniel Boone School District Project, NATL, 5.000% due 4/1/22(b)	1,121,440
1,000,000	Virgin Islands Public Finance Authority Revenue, Gross Receipts Taxes Loan Notes, 6.500% due 10/1/24(b)	1,069,890
	Westmoreland County, PA:
	GO, Capital Appreciation, AMBAC:
2,000,000	Zero coupon bond to yield 6.949% due 8/1/13(c)	1,852,820
1,000,000	Zero coupon bond to yield 6.949% due 8/1/14(c)	895,160
	Municipal Authority:
25,000	Special Obligation, 9.125% due 7/1/10(c)	26,052
30,000	Water Revenue, 8.625% due 7/1/10(c)	31,830
1,460,000	Wilkes-Barre, PA, Area School District, GO, NATL, 5.250% due 4/1/22(b)	1,700,958
	Total Pre-Refunded/Escrowed to Maturity	47,342,135
	Solid Waste/Resource Recovery — 0.4%
1,000,000	New Morgan, PA, IDA, Solid Waste Disposal Revenue, New Morgan Landfill Co. Inc. Project, 6.500% due 4/1/19(a)(d)	1,004,670
	Special Tax Obligation — 1.9%
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
3,000,000	5.750% due 8/1/37	3,240,420
1,000,000	6.000% due 8/1/42	1,099,610
	Total Special Tax Obligation	4,340,030
	Transportation — 8.0%
	Allegheny County, PA, Port Authority Special Revenue, Transportation, FGIC:
250,000	5.500% due 3/1/17	260,330
2,000,000	5.250% due 3/1/20	2,064,060
1,500,000	Dauphin County, PA, General Authority Revenue, Office & Packaging, 6.000% due 1/1/25	1,232,535
	Delaware River Joint Toll Bridge Commission:
430,000	Bridge Revenue, 5.250% due 7/1/18	459,713
	Pennsylvania Bridge Revenue:
2,845,000	5.000% due 7/1/22	2,964,803
2,000,000	5.000% due 7/1/23	2,078,560
	Pennsylvania State, Turnpike Commission Revenue:
6,000,000	5.250% due 6/1/36	6,448,380
2,800,000	5.000% due 6/1/39	2,942,100
	Total Transportation	18,450,481

See Notes to Financial Statements.

8	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Water & Sewer — 10.6%
	Allegheny County, PA, Sanitation Authority, Sewer Revenue, NATL:
$2,750,000	5.375% due 12/1/17	$2,900,947
155,000	5.500% due 12/1/30	158,807
7,000,000	Erie, PA, Water Authority Revenue, FSA, 5.000% due 12/1/43	7,318,710
9,000,000	Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project, 6.200% due 4/1/39	9,836,460
	Philadelphia, PA, Water & Wastewater Revenue:
2,000,000	NATL, 6.250% due 8/1/11	2,163,660
2,000,000	Refunding, AMBAC, 5.000% due 8/1/22	2,116,560
	Total Water & Sewer	24,495,144
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $195,356,374)	207,983,023
SHORT-TERM INVESTMENTS — 8.2%
	Education — 0.1%
300,000	Northampton County General Purpose Authority, LOC-JPMorgan Chase, 0.350%, 10/1/09(e)	300,000
	General Obligation — 3.6%
	Commonwealth of Puerto Rico, GO:
300,000	FSA, SPA-Dexia Bank, 0.490%, 10/1/09(e)	300,000
	Refunding, Public Improvements, FSA:
300,000	LOC-Wachovia Bank N.A., 0.260%, 10/1/09(e)	300,000
7,200,000	SPA-Dexia Credit Local, 0.260%, 10/1/09(e)	7,200,000
285,000	Manheim Township, PA, School District, GO, FSA, SPA-Royal Bank of Canada, 0.420%, 10/1/09(e)	285,000
200,000	Puerto Rico Commonwealth, GO, Public Improvement, FSA, SPA-Dexia Credit Local, 0.490%, 10/1/09(e)	200,000
	Total General Obligation	8,285,000
	Health Care — 3.4%
	Geisinger Authority, PA:
1,600,000	Health System, Geisinger Health System Foundation, SPA-Wachovia Bank N.A., 0.250%, 10/1/09(e)	1,600,000
	Health System Revenue, Geisinger Health System, SPA-PNC Bank N.A.:
2,000,000	0.270%, 10/1/09(e)	2,000,000
1,600,000	0.270%, 10/1/09(e)	1,600,000
2,200,000	Lancaster County, PA, Hospital Authority Revenue, Lancaster General Hospital, LOC-Bank of America N.A., 0.340%, 10/1/09(e)	2,200,000
500,000	Lehigh County, PA, General Purpose Hospital Revenue, Lehigh Valley Health Network, LOC-Bank of America N.A., 0.300%, 10/1/09(e)	500,000
	Total Health Care	7,900,000

See Notes to Financial Statements.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	9

Schedule of investments (unaudited) continued

September 30, 2009

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Revenue — 0.2%
$400,000	Chester County, PA, IDA Revenue, Archdiocese of Philadelphia, 0.340%, 10/1/09(e)	$400,000
	Miscellaneous — 0.2%
400,000	Lancaster County, PA, Convention Center Authority, LOC-Wachovia Bank N.A., 0.340%, 10/1/09(e)	400,000
	Tax Allocation — 0.7%
1,605,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 0.350%, 10/1/09(e)	1,605,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $18,890,000)	18,890,000
	TOTAL INVESTMENTS — 98.3% (Cost — $214,246,374#)	226,873,023
	Other Assets in Excess of Liabilities — 1.7%	3,998,461
	TOTAL NET ASSETS — 100.0%	$230,871,484

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(e)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ACA	—American Capital Assurance — Insured Bonds
AMBAC	—American Municipal Bond Assurance Corporation — Insured Bonds
EFA	—Educational Facilities Authority
FGIC	—Financial Guaranty Insurance Company — Insured Bonds
FSA	—Financial Security Assurance — Insured Bonds
GNMA	—Government National Mortgage Association
GO	—General Obligation
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
LOC	—Letter of Credit
NATL	—National Public Finance Guarantee Corporation — Insured Bonds
Radian	—Radian Asset Assurance — Insured Bonds
SPA	—Standby Bond Purchase Agreement — Insured Bonds
XLCA	—XL Capital Assurance Inc. — Insured Bonds

See Notes to Financial Statements.

10	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

RATINGS TABLE* (unaudited)
S&P/Moody’s/Fitch**
AAA/Aaa	17.0%
AA/Aa	16.4
A	46.8
BBB/Baa	5.5
BB/Ba	0.9
A-1/VMIG 1	8.3
NR	5.1
100.0%

*	As a percentage of total investments.

**	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 12 and 13 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	11

Bond ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

12	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	13

Statement of assets and liabilities (unaudited)

September 30, 2009

ASSETS:
Investments, at value (Cost — $214,246,374)	$226,873,023
Cash	3,738
Interest receivable	3,054,127
Receivable for Fund shares sold	2,012,790
Receivable for securities sold	15,000
Prepaid expenses	15,313
Total Assets	231,973,991
LIABILITIES:
Payable for Fund shares repurchased	703,020
Distributions payable	156,226
Investment management fee payable	82,375
Distribution fees payable	52,920
Trustees’ fees payable	6,027
Accrued expenses	101,939
Total Liabilities	1,102,507
TOTAL NET ASSETS	$230,871,484
NET ASSETS:
Par value (Note 7)	$176
Paid-in capital in excess of par value	222,002,868
Undistributed net investment income	78,543
Accumulated net realized loss on investments and futures contracts	(3,836,752)
Net unrealized appreciation on investments	12,626,649
TOTAL NET ASSETS	$230,871,484
Shares Outstanding:
Class A	12,749,751
Class B	686,935
Class C	3,925,849
Class I	222,731
Net Asset Value:
Class A (and redemption price)	$13.14
Class B*	$13.10
Class C*	$13.09
Class I	$13.14
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.72

*	Redemption price per share is NAV of Class B and C shares reduced by a 4.50% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

14	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2009

INVESTMENT INCOME:
Interest	$5,115,518
EXPENSES:
Investment management fee (Note 2)	456,955
Distribution fees (Notes 2 and 5)	284,996
Transfer agent fees (Note 5)	40,473
Shareholder reports (Note 5)	11,033
Audit and tax	10,774
Registration fees	5,642
Legal fees	3,568
Insurance	2,046
Custody fees	809
Trustees’ fees	566
Miscellaneous expenses	701
Total Expenses	817,563
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(156)
Net Expenses	817,407
NET INVESTMENT INCOME	4,298,111
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1, 3 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	(119,155)
Futures contracts	297,526
Net Realized Gain	178,371
Change in Net Unrealized Appreciation/Depreciation From:
Investments	11,907,138
Futures contracts	89,338
Change in Net Unrealized Appreciation/Depreciation	11,996,476
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS	12,174,847
INCREASE IN NET ASSETS FROM OPERATIONS	$16,472,958

See Notes to Financial Statements.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	15

Statements of changes in net assets

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (unaudited) AND THE YEAR ENDED MARCH 31, 2009	September 30	March 31
OPERATIONS:
Net investment income	$4,298,111	$6,670,809
Net realized gain (loss)	178,371	(598,242)
Change in net unrealized appreciation/depreciation	11,996,476	(4,146,866)
Increase in Net Assets From Operations	16,472,958	1,925,701
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(4,275,260)	(6,641,587)
Decrease in Net Assets From Distributions to Shareholders	(4,275,260)	(6,641,587)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	45,765,440	75,679,603
Reinvestment of distributions	3,407,156	4,924,205
Cost of shares repurchased	(13,014,193)	(28,526,527)
Increase in Net Assets From Fund Share Transactions	36,158,403	52,077,281
INCREASE IN NET ASSETS	48,356,101	47,361,395
NET ASSETS:
Beginning of period	182,515,383	135,153,988
End of period*	$230,871,484	$182,515,383
* Includes undistributed net investment income of:	$78,543	$55,692

See Notes to Financial Statements.

16	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.39	$12.79	$12.80	$12.69	$12.75	$13.05
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.28	0.54	0.53	0.56	0.58	0.59
Net realized and unrealized gain (loss)	0.75	(0.40)	(0.01)	0.12	(0.07)	(0.29)
Total income from operations	1.03	0.14	0.52	0.68	0.51	0.30
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.54)	(0.53)	(0.57)	(0.57)	(0.59)
In excess of net investment income	—	—	—	—	—	(0.01)
Total distributions	(0.28)	(0.54)	(0.53)	(0.57)	(0.57)	(0.60)
NET ASSET VALUE, END OF PERIOD	$13.14	$12.39	$12.79	$12.80	$12.69	$12.75
Total return[3]	8.38%	1.14%	4.17%	5.46%	4.10%	2.39%
NET ASSETS, END OF PERIOD (000s)	$167,570	$138,964	$108,841	$98,151	$32,265	$38,319
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.67%[4]	0.68%	0.77%	0.89%[5]	0.84%	0.79%
Gross expenses, excluding interest expense	N/A	N/A	N/A	0.80 [5]	0.77	0.76
Net expenses	0.67 [4]	0.68 [6]	0.69 [6,7,8]	0.86 [5,6,7,9]	0.84 [7,9]	0.79 [7,9]
Net expenses, excluding interest expense	N/A	N/A	N/A	0.78 [5,6,7,9]	0.77 [7,9]	0.76 [7,9]
Net investment income	4.37 [4]	4.33	4.17	4.44	4.53	4.62
PORTFOLIO TURNOVER RATE	2%	6%	17%	5%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.82% and 0.80% including interest expense, respectively, and 0.74% and 0.72% excluding interest expense, respectively.

[6]

As a result of a contractual expense limitation, effective March 16, 2007 until August 1, 2008, management had contractually agreed to waive fees and/or reimburse expenses to limit total annual operating expenses, other than brokerage, taxes and extraordinary expenses, to average net assets to 0.70% for Class A shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[9]

Prior to March 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.80%.

See Notes to Financial Statements.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	17

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.35	$12.75	$12.76	$12.65	$12.71	$13.01
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.24	0.47	0.45	0.51	0.51	0.52
Net realized and unrealized gain (loss)	0.75	(0.40)	(0.01)	0.10	(0.07)	(0.29)
Total income from operations	0.99	0.07	0.44	0.61	0.44	0.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.47)	(0.45)	(0.50)	(0.50)	(0.52)
In excess of net investment income	—	—	—	—	—	(0.01)
Total distributions	(0.24)	(0.47)	(0.45)	(0.50)	(0.50)	(0.53)
NET ASSET VALUE, END OF PERIOD	$13.10	$12.35	$12.75	$12.76	$12.65	$12.71
Total return[3]	8.09%	0.57%	3.52%	4.90%	3.54%	1.84%
NET ASSETS, END OF PERIOD (000s)	$8,998	$9,220	$11,163	$14,848	$21,145	$26,788
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.24%[4]	1.24%	1.32%	1.39%[5]	1.38%	1.32%
Gross expenses, excluding interest expense	N/A	N/A	N/A	1.31 [5]	1.31	1.29
Net expenses	1.24 [4]	1.24	1.32 [6]	1.37 [5,7,8]	1.37 [7,8]	1.32 [7,8]
Net expenses, excluding interest expense	N/A	N/A	N/A	1.28 [5,7,8]	1.30 [7,8]	1.29 [7,8]
Net investment income	3.80 [4]	3.76	3.55	3.97	4.00	4.09
PORTFOLIO TURNOVER RATE	2%	6%	17%	5%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.36% and 1.34% including interest expense, respectively, and 1.28% and 1.26% excluding interest expense, respectively.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Prior to March 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares did not exceed 1.30%.

See Notes to Financial Statements.

18	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009[2]	2009	2008	2007	2006	2005
NET ASSET VALUE, BEGINNING OF PERIOD	$12.34	$12.73	$12.74	$12.63	$12.70	$13.00
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.24	0.47	0.45	0.50	0.50	0.52
Net realized and unrealized gain (loss)	0.75	(0.39)	(0.01)	0.11	(0.08)	(0.29)
Total income from operations	0.99	0.08	0.44	0.61	0.42	0.23
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.47)	(0.45)	(0.50)	(0.49)	(0.52)
In excess of net investment income	—	—	—	—	—	(0.01)
Total distributions	(0.24)	(0.47)	(0.45)	(0.50)	(0.49)	(0.53)
NET ASSET VALUE, END OF PERIOD	$13.09	$12.34	$12.73	$12.74	$12.63	$12.70
Total return[3]	8.10%	0.64%	3.52%	4.87%	3.42%	1.79%
NET ASSETS, END OF PERIOD (000s)	$51,377	$32,529	$14,759	$11,558	$10,436	$11,865
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.23%[4]	1.24%	1.31%	1.45%[5]	1.42%	1.38%
Gross expenses, excluding interest expense	N/A	N/A	N/A	1.36 [5]	1.36	1.35
Net expenses	1.23 [4]	1.24	1.31 [6]	1.43 [5,7,8]	1.42 [7,8]	1.37 [7,8]
Net expenses, excluding interest expense	N/A	N/A	N/A	1.35 [5,7,8]	1.35 [7,8]	1.34 [7,8]
Net investment income	3.79 [4]	3.76	3.54	3.89	3.96	4.04
PORTFOLIO TURNOVER RATE	2%	6%	17%	5%	8%	10%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.39% and 1.38% including interest expense, respectively, and 1.31% and 1.30% excluding interest expense, respectively.

[6]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Prior to March 16, 2007, as a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.35%.

See Notes to Financial Statements.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	19

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MARCH 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2009[2]	2009	2008[3]
NET ASSET VALUE, BEGINNING OF PERIOD	$12.39	$12.79	$13.01
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.28	0.55	0.07
Net realized and unrealized gain (loss)	0.75	(0.39)	(0.21)
Total income (loss) from operations	1.03	0.16	(0.14)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.56)	(0.08)
Total distributions	(0.28)	(0.56)	(0.08)
NET ASSET VALUE, END OF PERIOD	$13.14	$12.39	$12.79
Total return[4]	8.43%	1.31%	(1.07)%
NET ASSETS, END OF PERIOD (000s)	$2,926	$1,802	$391
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.59%[5]	0.53%	0.45%[5]
Net expenses	0.58 [5,6,7]	0.53	0.45 [5,8]
Net investment income	4.45 [5]	4.46	4.00 [5]
PORTFOLIO TURNOVER RATE	2%	6%	17%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended September 30, 2009 (unaudited).

[3]	For the period February 4, 2008 (inception date) to March 31, 2008.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation, effective September 18, 2009, through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.60%.

[8]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

20	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Pennsylvania Municipals Fund (formerly known as Legg Mason Partners Pennsylvania Municipals Fund) (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through November 19, 2009, the issuance date of the financial statements.

(a) Investment valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Section 820 (formerly Statement of Financial Accounting Standards No. 157) (“ASC Section 820”). ASC Section 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$207,983,023	—	$207,983,023
Short-term investments†	—	18,890,000	—	18,890,000
Total	—	$226,873,023	—	$226,873,023

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Pennsylvania, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Pennsylvania.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

22	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

(e) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(g) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

As a result of an expense limitation, effective September 18, 2009 through December 31, 2011, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund’s Class I shares will not exceed 0.60%.

During the period ended September 30, 2009, LMPFA reimbursed fund expenses in the amount of $156.

The manager is permitted to recapture amounts previously forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the fee waiver/reimbursement (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended September 30, 2009, LMIS and its affiliates received sales charges of approximately $37,000 on sales of the Fund’s Class A shares. In addition, for the six months ended September 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

	CLASS B	CLASS C
CDSCs	$1,000	$3,000

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Independent Trustees”) to

24	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Independent Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2009, the Fund had accrued $3,157 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended September 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$31,240,307
Sales	4,727,510

At September 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,646,684
Gross unrealized depreciation	(1,020,035)
Net unrealized appreciation	$12,626,649

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Section 815 (formerly Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund's Statement of Operations for the six months ended September 30, 2009. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund's derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures Contracts	$297,526	—	$297,526

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	INTEREST RATE CONTRACTS RISK	OTHER CONTRACTS RISK	TOTAL
Futures Contracts	$89,338	—	$89,338

As of September 30, 2009, the Fund did not hold any derivative instruments, but had average market values of $2,161,719 in futures contracts (to sell) during the period ended September 30, 2009.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended September 30, 2009, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES*
Class A	$113,100	$27,307	$5,626
Class B	29,414	3,264	1,794
Class C	142,482	8,709	3,248
Class I	—	1,193	299
Total	$284,996	$40,473	$10,967

*	For the period April 1, 2009 through September 10, 2009. Subsequent to September 10, 2009 these expenses were accrued as common fund expenses.

For the period ended September 30, 2009, waivers and/or reimbursements by class were as follows:

WAIVERS/ REIMBURSEMENTS
Class A	—
Class B	—
Class C	—
Class I	$156
Total	$156

26	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED SEPTEMBER 30, 2009	YEAR ENDED MARCH 31, 2009
Net Investment Income:
Class A	$3,281,129	$5,350,830
Class B	171,161	372,654
Class C	766,898	878,927
Class I	56,072	39,176
Total	$4,275,260	$6,641,587

7. Shares of beneficial interest

At September 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED SEPTEMBER 30, 2009		YEAR ENDED MARCH 31, 2009
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	2,009,736	$25,595,537	4,116,562	$51,342,212
Shares issued on reinvestment	209,155	2,667,108	327,803	4,060,137
Shares repurchased	(681,277)	(8,687,068)	(1,741,626)	(21,566,988)
Net increase	1,537,614	$19,575,577	2,702,739	$33,835,361
Class B
Shares sold	83,256	$1,054,553	142,502	$1,769,328
Shares issued on reinvestment	11,288	143,355	20,554	253,347
Shares repurchased	(154,044)	(1,950,452)	(292,370)	(3,638,013)
Net decrease	(59,500)	$(752,544)	(129,314)	$(1,615,338)
Class C
Shares sold	1,424,678	$18,060,956	1,699,834	$21,146,452
Shares issued on reinvestment	42,835	544,480	46,750	574,825
Shares repurchased	(177,498)	(2,246,470)	(269,757)	(3,287,986)
Net increase	1,290,015	$16,358,966	1,476,827	$18,433,291
Class I
Shares sold	83,525	$1,054,394	114,627	$1,421,611
Shares issued on reinvestment	4,097	52,213	2,903	35,896
Shares repurchased	(10,322)	(130,203)	(2,714)	(33,540)
Net increase	77,300	$976,404	114,816	$1,423,967

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

8. Capital loss carryforward

As of March 31, 2009, the Fund had a net capital loss carryforward of approximately $2,861,601, all of which expires in 2013. This amount will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including

28	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, LMPFA does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	29

Notes to financial statements (unaudited) continued

brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed an appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The

30	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report	31

Notes to financial statements (unaudited) continued

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

32	Legg Mason Western Asset Pennsylvania Municipals Fund 2009 Semi-Annual Report

Legg Mason Western Asset Pennsylvania Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Co-transfer agents

Boston Financial Data Services, Inc.

2 Heritage Drive

Quincy, Massachusetts 02171

PNC Global Investment Servicing

4400 Computer Drive

Westborough, Massachusetts 01581

Independent registered public

accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Western Asset Pennsylvania Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON WESTERN ASSET PENNSYLVANIA MUNICIPALS FUND

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Series at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Western Asset Pennsylvania Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

©2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01563 11/09 SR09-934

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Income Trust

Date: November 27, 2009

By:	/S/ FRANCES M. GUGGINO
(Frances M. Guggino)
Chief Financial Officer of Legg Mason Partners Income Trust

Date: November 27, 2009